Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2018
Deferred revenue
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2017	2018
	RMB	RMB

Deferred revenue	140,000	1,609,787